EARNINGS PER SHARE - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Stock options excluded from diluted computations (in shares)	2.9	3.9	4.5
Total shareowners' equity (in shares)	635.3	649.8	651.8
Common stock, par value (in shares)	957.6	957.6